Summary of material accounting policies - IFRS Accounting Standards and Interpretations to be adopted and other changes	12 Months Ended
Dec. 31, 2023
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
IFRS Accounting Standards and Interpretations to be adopted in 2024 and later and other changes

c) IFRS Accounting Standards and Interpretations

to be adopted in 2024 and later and other changes
Other amendments to IFRS Accounting Standards
The IASB has issued

a number of

minor amendments to

IFRS Accounting Standards,

effective from

1 January 2024 and
later.

These amendments are not expected to have a significant

effect on UBS AG when they are

adopted.